Schedule I - Condensed Statement of Loss and Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Condensed Profit or Loss and Other Comprehensive Income of Parent Company [Line Items]
Other income	$ 1,489	$ 1,217	$ 1,447
Fair value change of financial assets at fair value through profit and loss ("FVTPL")	198	821	323
Fair value change of financial liabilities at FVTPL	222	1,597
Fair value change of convertible preferred shares		(76,430)	(189,646)
Research and development expenses	(24,566)	(34,193)	(35,457)
Administrative expenses	(17,768)	(20,641)	(9,947)
Finance costs	(179)	(150)	(93)
Other expense	(140)	(46,003)	(6,608)
Loss before taxation	(53,599)	(172,591)	(240,810)
Income tax expenses	(259)	(10)	(1)
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company	(53,858)	(172,601)	(240,811)
Separate [Member]
Disclosure of Condensed Profit or Loss and Other Comprehensive Income of Parent Company [Line Items]
Other income	1,343	49	112
Fair value change of financial assets at fair value through profit and loss ("FVTPL")	198	821	323
Fair value change of financial liabilities at FVTPL	222	1,597	0
Fair value change of convertible preferred shares	0	(76,430)	(189,646)
Research and development expenses	(5,847)	(7,772)	(992)
Administrative expenses	(12,072)	(13,215)	(1,982)
Finance costs	(36)	(28)	0
Other expense	(137)	(46,003)	(5,532)
Share of loss in subsidiaries	(37,270)	(31,610)	(43,094)
Loss before taxation	(53,599)	(172,591)	(240,811)
Income tax expenses	(259)	(10)	0
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company	$ (53,858)	$ (172,601)	$ (240,811)